Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Common Shareholders' Equity
Schedule of common shares, rollforward
The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	-	-	-	748	-
Dividend reinvestment, incentive and compensation plans	-	-	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	-	24,165	-	7,119
Repurchase of shares	-	-	868	-	-
Conversion of Series A Common Shares	10	-	-	-	(10)
Dividend reinvestment, incentive and compensation plans	-	-	(392)	-	51
Balance December 31, 2012	125,512	-	24,641	-	7,160
Repurchase of shares	-	-	339	-	-
Conversion of Series A Common Shares	33	-	-	-	(33)
Dividend reinvestment, incentive and compensation plans	-	-	(1,026)	-	39
Balance December 31, 2013	125,545	-	23,954	-	7,166

(1)	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012.

Share repurchases
Share repurchases made under these authorizations and prior authorizations, were as follows:

Year Ended December 31,	Number of	Average Cost
(Dollar amounts and shares in thousands)	Shares	Per Share	Amount
2013
U.S. Cellular Common Shares	499	$37.19	$18,544

TDS Common Shares	339	28.60	9,692

2012
U.S. Cellular Common Shares	571	$35.11	$20,045

TDS Common Shares	868	23.08	20,026

2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	-	-	-
TDS Special Common Shares	748	28.73	21,500